Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 24, 2021
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	808.737265	177.131872	102.749214
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4.841287	5.217705	5.580497
Average rate	5.008522	5.164428	5.368651
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.325066	1.353834	1.270792
Average rate	1.351906	1.297354	1.249693
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	7.10488	6.898736	6.352382
Average rate	7.063811	6.661729	6.456753
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,818.47	4,807.99	3,977.14
Average rate	4,284.95	4,211.36	3,741.19
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.904977	0.937559	0.882924	17.0064
Average rate	0.92555	0.951768	0.841767
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	16.893354	19.361452	20.583378
Average rate	17.728805	20.123646	20.339905
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.713	3.820004	3.976006
Average rate	3.745164	3.845294	3.877055
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.78647	0.831548	0.741903
Average rate	0.804601	0.811905	0.725564
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	18.414052	16.968472	15.947907
Average rate	18.40938	16.39227	14.873785
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,296.53	1,260.16	1,188.32
Average rate	1,309.12	1,286.17	1,139.06